OTHER OPERATING STATEMENT DATA (SCHEDULE OF INSURANCE POLICY INCOME) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Insurance [Abstract]
Direct premiums collected	$ 3,856.2	$ 3,966.0	$ 3,883.1
Reinsurance assumed	34.5	38.0	70.4
Reinsurance ceded	(187.9)	(240.5)	(237.1)
Premiums collected, net of reinsurance	3,702.8	3,763.5	3,716.4
Change in unearned premiums	9.1	(16.6)	20.8
Less premiums on interest-sensitive life and products without mortality and morbidity risk which are recorded as additions to insurance liabilities	(1,295.4)	(1,298.1)	(1,296.7)
Premiums on traditional products with mortality or morbidity risk	2,416.5	2,448.8	2,440.5
Fees and surrender charges on interest-sensitive products	213.2	295.9	314.9
Insurance policy income	$ 2,629.7	$ 2,744.7	$ 2,755.4